Investment securities (Details 4) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Debt securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	2,117	985	723
Realized gains	40	5	17
Realized losses	(22)	(11)	(14)
Equity securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	1	3	168
Realized gains	0	0	22
Realized losses	0	0	(1)